Concentrations (Details) - Schedule of Advances from Customers - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Advances from Customers	$ 536,032
Advances from Customers Percentage	14.00%
Customer F [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Advances from Customers	$ 536,032	[1]
Advances from Customers Percentage	14.00%	[1]

[1]	The percentage is below 10%